Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 103	$ 210
Basic weighted average ordinary shares outstanding (in shares)	555	554
Effect of potentially dilutive shares from employee equity plans (in shares)	6	3
Diluted weighted average ordinary shares outstanding (in shares)	561	557
Total basic EPS attributable to equity shareholders, basic (in USD per share)	$ 0.19	$ 0.38
Total diluted EPS attributable to equity shareholders, diluted (in USD per share)	$ 0.18	$ 0.38